FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income-interest income	$ (34,777)	¥ (226,921)	¥ (261,193)	¥ (492,322)
Interest expense		3,986,264	4,665,537	5,202,835
Less: Interest expense capitalised in property, plant and equipment		(123,571)	(289,499)	(517,589)
Interest expense, net of capitalised interest		3,862,693	4,376,038	4,685,246
Interest on lease liability and amortization of unrecognized finance expenses		481,512	547,820	205,335
Exchange losses/(gains), net		76,323	(2,317)	(7,889)
Finance costs	$ 677,476	4,420,528	4,921,541	4,882,692
Finance costs, net		¥ 4,193,607	¥ 4,660,348	¥ 4,390,370
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalisation rate during the year	4.00%	4.00%	4.00%	4.54%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalisation rate during the year	6.68%	6.68%	6.96%	7.00%